Notes Payable (Details) - Note Payable to Bank [Member] - USD ($)		9 Months Ended	12 Months Ended
	May 11, 2020	Sep. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Debt Instrument, Decrease, Forgiveness		$ 2,237,000
7% Notes Payable Due June 1, 2024 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate		7.00%	7.00%
Note payable to bank		$ 9,000	$ 9,000
Notes Payable Amortization Period		7 years	7 years
Note payable to bank, maturity date		May 01, 2027	Jun. 01, 2024
Paycheck Protection Program [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate	1.00%
Loan proceeds received	$ 2,237,000